Earnings per Share	12 Months Ended
Dec. 31, 2016
Net loss per ordinary share attributable to Stratasys Ltd.
Earnings per Share

Note 15. Earnings per Share

The following table presents the computation of basic and diluted net loss per share:

	Year ended December 31,
	2016	2015	2014
	(In thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd.	$(77,219)	$(1,372,835)	$(119,420)
Adjustment of redeemable non-controlling interest to redemption amount	-	(1,800)	-
Net loss attributable to Stratasys Ltd. for basic loss per share	(77,219)	(1,374,635)	(119,420)

Adjustment of deferred payments liability revaluation	(830)	-	-
Net loss attributable to Stratasys Ltd. for diluted loss per share	(78,049)	(1,374,635)	(119,420)

Denominator:
Add:
Weighted average shares – denominator for basic net loss per share	52,330	51,592	50,019
Add:
Shares settlement presumed for deferred payments liability	252	-	-
Denominator for diluted loss per share	52,582	51,592	50,019
Net loss per share
Basic	$(1.48)	$(26.64)	$(2.39)
Diluted	$(1.48)	$(26.64)	$(2.39)

The computation of diluted net loss per share for the years ended December 31, 2016, 2015 and 2014 excluded share awards of 3.1 million, 3.8 million and 2.4 million, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share.